Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Revenue per Category (Table)

	Three Month Period Ended June 30,2023	Three Month Period Ended June 30,2022	Six Month Period Ended June 30,2023	Six Month Period Ended June 30,2022
COA/Voyage revenue	$22,995	$24,519	$38,762	$44,326
Time chartering revenue	$22,474	$13,808	$41,208	$25,201
Port terminal revenue	$24,600	$25,174	$48,842	$47,991
Storage fees (dry port) revenue	$62	$1,812	$102	$2,173
Dockage revenue	$2,797	$1,745	$4,656	$3,107
Sale of products revenue	$6,677	$—	$9,764	$1,894
Liquid port terminal revenue	$1,413	$1,614	$2,717	$3,075
Other	$880	$513	$1,259	$572
Total	$81,898	$69,185	$147,310	$128,339